Note 24 - Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2019	2018	2017

Foreign currency translation reserve	(8,621)	(6,561)	(5,885)
Equity-settled share-based payment reserve (note 27.2)	16,760	16,760	16,746
Contributed surplus	132,591	132,591	132,591
Total	140,730	142,790	143,452